Taxes payable (Details 1) R$ in Millions	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Taxes payable in installments, noncurrent	R$ 69
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Taxes payable in installments, noncurrent	18
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Taxes payable in installments, noncurrent	R$ 51